UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04521

T. Rowe Price State Tax-Free Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  February 28

Date of reporting period:  August 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

August 31, 2024

Maryland Tax-Free Money Fund

Investor Class (TMDXX)

This semi-annual shareholder report contains important information about Maryland Tax-Free Money Fund (the "fund") for the period of March 1, 2024 to August 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Maryland Tax-Free Money Fund - Investor Class	$21	0.41%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$96,649
Number of Portfolio Holdings	77

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Variable Rate Demand Notes	55.3%
Other Municipal Security	41.0
Non-Financial Company Commercial Paper	6.5
Other Assets less Liabilities	-2.8

Top Ten Holdings (as a % of Net Assets)

Montgomery County, Trinity Health Credit Group	8.7%
Maryland Economic Dev., Howard Hughes Medical Institute	8.4
Montgomery County	4.7
Maryland HHEFA, Johns Hopkins Univ.	4.7
Maryland DOT	4.6
Howard County Housing Commission, Beech's Farm Apartments	4.5
Maryland HHEFA, Pooled Loan Program	4.5
Maryland CDA, Multi-Family, Kirkwood Housing	4.5
Maryland Stadium Auth., Football Stadium	4.4
Maryland HHEFA, Johns Hopkins Health Systems	4.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695759

F138-053 10/24

Maryland Tax-Free Money Fund

Investor Class (TMDXX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

August 31, 2024

Maryland Tax-Free Money Fund

I Class (TWNXX)

This semi-annual shareholder report contains important information about Maryland Tax-Free Money Fund (the "fund") for the period of March 1, 2024 to August 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Maryland Tax-Free Money Fund - I Class	$12	0.24%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$96,649
Number of Portfolio Holdings	77

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Variable Rate Demand Notes	55.3%
Other Municipal Security	41.0
Non-Financial Company Commercial Paper	6.5
Other Assets less Liabilities	-2.8

Top Ten Holdings (as a % of Net Assets)

Montgomery County, Trinity Health Credit Group	8.7%
Maryland Economic Dev., Howard Hughes Medical Institute	8.4
Montgomery County	4.7
Maryland HHEFA, Johns Hopkins Univ.	4.7
Maryland DOT	4.6
Howard County Housing Commission, Beech's Farm Apartments	4.5
Maryland HHEFA, Pooled Loan Program	4.5
Maryland CDA, Multi-Family, Kirkwood Housing	4.5
Maryland Stadium Auth., Football Stadium	4.4
Maryland HHEFA, Johns Hopkins Health Systems	4.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695759

F1099-053 10/24

Maryland Tax-Free Money Fund

I Class (TWNXX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
August 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TMDXX Maryland Tax-Free
Money Fund
TWNXX Maryland Tax-Free
Money Fund–
.
I Class

T. ROWE PRICE Maryland Tax-Free Money Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
8/31/24
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
NET ASSET
VALUE
Beginning of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Investment
activities
Net investment
income
(1)(2)
0.02 0.03 0.01
(3)
—
(3) (4)
—
(3) (4)
0.01
Net realized and
unrealized gain/
loss —
(4)
—
(4)
—
(4)
—
(4)
—
(4)
—
(4)
Total from
investment
activities 0.02 0.03 0.01 —
(4)
—
(4)
0.01
Distributions
Net investment
income (0.02) (0.03) (0.01) —
(4)
—
(4)
(0.01)
NET ASSET
VALUE
End of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00

T. ROWE PRICE Maryland Tax-Free Money Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
8/31/24
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
Ratios/Supplemental Data
Total return
(2)(5)
1.51% 2.90% 1.11%
(3)
0.02%
(3)
0.22%
(3)
1.03%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.77%
(6)
0.73% 0.67% 0.67% 0.69% 0.77%
Net expenses
after waivers/
payments by
Price Associates 0 .41%
(6)
0.42% 0.40%
(3)
0.07%
(3)
0.21%
(3)
0.42%
Net investment
income 2.96%
(6)
2.85% 1.07%
(3)
0.01%
(3)
0.24%
(3)
1.02%
Net assets, end
of period (in
thousands) $22,467 $20,380 $20,761 $32,173 $50,818 $48,648
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Includes the effect of voluntary management fee waivers and operating expense reimbursements (0.01%, 0.35% and 0.20% of average net assets) for the years ended
2/28/23, 2/28/22 and 2/28/21, respectively.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Maryland Tax-Free Money Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
8/31/24
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
NET ASSET
VALUE
Beginning of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Investment
activities
Net investment
income
(1)(2)
0.02 0.03 0.01
(3)
—
(3) (4)
—
(3) (4)
0.01
Net realized and
unrealized gain/
loss —
(4)
—
(4)
—
(4)
—
(4)
—
(4)
—
(4)
Total from
investment
activities 0.02 0.03 0.01 —
(4)
—
(4)
0.01
Distributions
Net investment
income (0.02) (0.03) (0.01) —
(4)
—
(4)
(0.01)
NET ASSET
VALUE
End of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00

T. ROWE PRICE Maryland Tax-Free Money Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
8/31/24
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
Ratios/Supplemental Data
Total return
(2)(5)
1.60% 3.07% 1.27%
(3)
0.02%
(3)
0.23%
(3)
1.11%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.51%
(6)
0.50% 0.46% 0.52% 0.61% 0.69%
Net expenses
after waivers/
payments by
Price Associates 0.24%
(6)
0.25% 0.24%
(3)
0.07%
(3)
0.18%
(3)
0.33%
Net investment
income 3.14%
(6)
3.02% 1.31%
(3)
0.01%
(3)
0.18%
(3)
1.09%
Net assets, end
of period (in
thousands) $74,182 $73,601 $78,878 $60,978 $49,804 $35,510
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Includes the effect of voluntary management fee waivers and operating expense reimbursements (0.00%, 0.19% and 0.15% of average net assets) for the years ended
2/28/23, 2/28/22 and 2/28/21, respectively.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Maryland Tax-Free Money Fund
August 31, 2024 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
NON-FINANCIAL COMPANY COMMERCIAL
PAPER 6.5%
Harris County Cultural Ed. Fac. Fin., Methodist Health,
Series 9C-1, TECP, 3.83%, 9/3/24  2,100 2,100
Maryland HHEFA, Johns Hopkins Health Systems, Series B,
TECP, 3.47%, 10/9/24  4,200 4,200
Total Non-Financial Company Commercial Paper (Cost $6,300) 6,300
OTHER MUNICIPAL SECURITY 41.0%
Anne Arundel County, GO, 5.00%, 10/1/24  760 761
Anne Arundel County, GO, 5.00%, 4/1/25  150 151
Anne Arundel County, Series 2017, GO, 5.00%, 10/1/24  500 501
Anne Arundel County, Series 2020, GO, 5.00%, 10/1/24  1,500 1,502
Anne Arundel County, Series 2021, GO, 5.00%, 10/1/24  125 125
Anne Arundel County, Consolidated General Improvement,
GO, 5.00%, 10/1/24  200 200
Anne Arundel County, Consolidated General Improvement,
Series 2019, GO, 5.00%, 10/1/24  545 546
Anne Arundel County, Consolidated Water &  Sewer, GO,
5.00%, 4/1/25  200 202
Baltimore County, Consolidated Public Improvement, GO,
5.00%, 3/1/25  1,000 1,009
Baltimore County, Consolidated Public Improvement,
Series 2020, GO, 5.00%, 3/1/25  325 328
Baltimore County, Metropolitan Dist., GO, 5.00%, 2/1/25  2,300 2,318
Baltimore County, Metropolitan Dist., GO, 5.00%, 3/1/25  100 101
Baltimore County, Metropolitan Dist., Series C, 4.00%, 9/1/24  100 100
Baltimore County, Metropolitan Dist. 78th Issue, GO, 5.00%,
2/1/25  250 252
Baltimore County, Metropolitan Dist. 81st Issue, GO, 5.00%,
3/1/25  150 151
Calvert County, Consolidated Public Improvement, GO, 4.00%,
7/1/25  240 242
Charles County, Consolidated Public Improvement, GO,
5.00%, 10/1/24  350 350
Frederick City, Series C, GO, 5.00%, 3/1/25  125 126
Frederick City, Public Improvement, Series B, GO, 5.00%,
3/1/25  100 101
Frederick County, Public Facilities Project, Series A, GO,
5.00%, 10/1/24  810 811
Frederick County, Unrefunded, Series A, GO, 5.00%, 2/1/25  460 464
Harford County, GO, 4.00%, 10/1/24  1,650 1,650
Harford County, Series 2020-A, GO, 5.00%, 10/1/24  200 200

T. ROWE PRICE Maryland Tax-Free Money Fund

Par $ Value
(Amounts in 000s)
Harford County, Series 2024-A, GO, 5.00%, 10/1/24  2,000 2,003
Harris County Cultural Ed. Fac. Fin., Texas Children's Hospital,
Series B, VR, 5.00%, 10/1/24 (Tender)  500 503
Howard County, Consolidated Public Improvement, Series A,
GO, 5.00%, 2/15/25  520 524
Howard County, Consolidated Public Improvement, Series B,
GO, 5.00%, 2/15/25  700 706
Maryland DOT, 5.00%, 10/1/24  1,615 1,618
Maryland DOT, 5.00%, 5/1/25  175 178
Maryland DOT, Series 2016, 4.00%, 9/1/24  625 625
Maryland DOT, Series 2017, 5.00%, 9/1/24  395 395
Maryland DOT, Series 2018, 5.00%, 10/1/24  295 295
Maryland DOT, Series 2019, 5.00%, 10/1/24  650 651
Maryland DOT, Series B, 5.00%, 12/1/24  665 668
Maryland Transportation Auth. Fac. Project, Series A, 5.00%,
7/1/25  3,150 3,211
Montgomery County, Trinity Health Credit Group,
Series 2013MD, VR, 3.70%, 9/3/24 (Tender)  4,300 4,300
Montgomery County, Trinity Health Credit Group,
Series 2013MD, VR, 3.70%, 9/3/24 (Tender)  4,100 4,100
Prince George's County, Series 2021-A, GO, 5.00%, 7/1/25  275 280
Prince George's County, Series A, GO, 5.00%, 7/1/25  280 284
Prince George's County, Series A, GO, 5.00%, 8/1/25  1,000 1,019
Prince George's County, Consolidated Public Improvement,
Series A, 4.00%, 9/1/24  185 185
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 9/15/24  590 590
Queen Anne's County, GO, 5.00%, 7/15/25  175 178
South Dakota Housing Dev. Auth., Series J, VR, 3.875%,
12/12/24 (Tender)  2,000 2,000
Univ. System of Maryland, Series A, 5.00%, 4/1/25  170 172
Univ. System of Maryland Auxiliary Facility and Tuition
Revenue Bonds, Series 2016-A, 5.00%, 4/1/25  135 136
Univ. System of Maryland Auxiliary Facility and Tuition
Revenue Bonds, Series 2017-A, 5.00%, 4/1/25  470 474
Univ. System of Maryland Auxiliary Facility and Tuition
Revenue Bonds, Series 2021-A, 5.00%, 4/1/25  245 247
Univ. System of Maryland Auxiliary Facility and Tuition
Revenue Bonds, Series B, 5.00%, 4/1/25  325 329
Univ. System of Maryland Auxiliary Facility and Tuition
Revenue Bonds, Series C, 4.00%, 4/1/25  400 401
Washington Suburban Sanitary Commission, 4.00%, 6/1/25  375 377
Washington Suburban Sanitary Commission, 5.00%, 6/1/25  740 751
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 5.00%, 6/1/25  135 137

T. ROWE PRICE Maryland Tax-Free Money Fund

Par $ Value
(Amounts in 000s)
Washington Suburban Sanitary Commission, Consolidated
Public Improvement 2nd Series, 5.00%, 6/1/25  130 132
Total Other Municipal Security (Cost $39,660) 39,660
VARIABLE RATE DEMAND NOTES 55.3%
Howard County Housing Commission, Beech's Farm
Apartments, VRDN, 2.90%, 9/9/24  4,350 4,350
Maryland CDA, Multi-Family Dev. Revenue Bonds, Series E,
VRDN, 2.94%, 9/9/24  2,100 2,100
Maryland CDA, Multi-Family, Kirkwood Housing, Series G,
VRDN, 2.90%, 9/9/24  4,300 4,300
Maryland CDA, Multi-Family, Park View, Cantonsville,
Series B, VRDN, 2.96%, 9/9/24 (1) 2,350 2,350
Maryland CDA, Residential, Series G, VRDN, 3.03%,
9/9/24 (1) 3,035 3,035
Maryland CDA, Residential, Series J, VRDN, 3.03%, 9/9/24 (1) 840 840
Maryland Economic Dev., Howard Hughes Medical Institute,
Series A, VRDN, 2.85%, 9/9/24  7,840 7,840
Maryland Economic Dev., Howard Hughes Medical Institute,
Series B, VRDN, 2.83%, 9/9/24  300 300
Maryland HHEFA, Johns Hopkins Health System, Series C,
VRDN, 2.88%, 9/9/24  300 300
Maryland HHEFA, Johns Hopkins Univ., Series A, VRDN,
2.87%, 9/9/24  4,500 4,500
Maryland HHEFA, Odenton Christian School, VRDN, 3.02%,
9/9/24  2,915 2,915
Maryland HHEFA, Pooled Loan Program, Series A, VRDN,
3.09%, 9/9/24  3,950 3,950
Maryland HHEFA, Pooled Loan Program, Series B, VRDN,
2.75%, 9/9/24  400 400
Maryland HHEFA, Univ. of Maryland Medical System,
Series D, VRDN, 3.80%, 9/3/24  1,315 1,315
Maryland Stadium Auth., Football Stadium, VRDN, 2.90%,
9/9/24  4,250 4,250
Montgomery County, Series E, GO, VRDN, 3.90%, 9/3/24  4,510 4,510
Montgomery County Housing Opportunities Commission,
Series B, VRDN, 2.96%, 9/9/24 (1) 240 240
Montgomery County Housing Opportunities Commission,
Series C, VRDN, 2.90%, 9/9/24  875 875
Montgomery County Housing Opportunities Commission,
Series D, VRDN, 2.90%, 9/9/24  300 300
Montgomery County Housing Opportunities Commission,
Housing Dev., Series A, VRDN, 2.90%, 9/9/24  3,270 3,270

T. ROWE PRICE Maryland Tax-Free Money Fund

The accompanying notes are an integral part of these financial statements.
Par $ Value
(Amounts in 000s)
Washington Suburban Sanitary Commission, Series A,
VRDN,BAN, 3.90%, 9/3/24  1,500 1,500
Total Variable Rate Demand Notes (Cost $53,440) 53,440
Total Investments in Securities
 102.8% of Net Assets (Cost $99,400) $ 99,400
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
DOT Department of Transportation
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
TECP Tax-Exempt Commercial Paper
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is the date principal can be demanded. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Maryland Tax-Free Money Fund
August 31, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $99,400) $ 99,400
Interest receivable 797
Receivable for investment securities sold 704
Receivable for shares sold 507
Cash 19
Due from affiliates 7
Other assets 28
Total assets 101,462
Liabilities
Payable for investment securities purchased 4,766
Investment management fees payable 16
Payable for shares redeemed 10
Other liabilities 21
Total liabilities 4,813
Commitments and Contingent Liabilities (note 4 )
NET ASSETS $ 96,649
Net Assets Consist of:
Total distributable earnings (loss) $ 24
Paid-in capital applicable to 96,582,112 shares of $0.0001
par value capital stock outstanding; 2,000,000,000
shares of the Corporation authorized 96,625
NET ASSETS $ 96,649
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $22,467; Shares outstanding: 22,451,419) $ 1.00
I Class
(Net assets: $74,182; Shares outstanding: 74,130,693) $ 1.00

T. ROWE PRICE Maryland Tax-Free Money Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/24
Investment Income (Loss)
Interest income $ 1,587
Expenses
Investment management 89
Shareholder servicing
Investor Class $ 24
I Class 6 30
Prospectus and shareholder reports
Investor Class 3
I Class 3 6
Custody and accounting 95
Registration 23
Legal and audit 15
Miscellaneous 8
Waived / paid by Price Associates (136)
Total expenses 130
Net investment income 1,457
INCREASE IN NET ASSETS FROM OPERATIONS $ 1,457

T. ROWE PRICE Maryland Tax-Free Money Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/24
Year
Ended
2/29/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 1,457 $ 2,832
Increase in net assets from operations 1,457 2,832
Distributions to shareholders
Net earnings
Investor Class (284) (553)
I Class (1,164) (2,281)
Decrease in net assets from distributions (1,448) (2,834)
Capital share transactions
*
Shares sold
Investor Class 8,258 13,316
I Class 13,881 24,181
Distributions reinvested
Investor Class 280 537
I Class 1,160 2,253
Shares redeemed
Investor Class (6,455) (14,234)
I Class (14,465) (31,709)
Increase (decrease) in net assets from capital
share transactions 2,659 (5,656)
Net Assets
Increase (decrease) during period 2,668 (5,658)
Beginning of period 93,981 99,639
End of period $ 96,649 $ 93,981
*
Capital share transactions at net asset value of $1.00 per share.

T. ROWE PRICE Maryland Tax-Free Money Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Tax-Free
Money Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal and Maryland state and local income taxes. The fund intends to operate as a retail money market fund and has the ability to impose liquidity fees on redemptions if the fund’s Board of Directors determine that doing so is in the best interests of the shareholders. The fund has two classes of shares: the Maryland Tax-Free Money Fund (Investor Class)
and the Maryland Tax-Free Money Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes;
and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Distributions to

T. ROWE PRICE Maryland Tax-Free Money Fund

shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties

T. ROWE PRICE Maryland Tax-Free Money Fund

and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
In accordance with Rule 2a-7 under the 1940 Act, the fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Designee, in accordance with fair valuation policies and procedures. On August 31, 2024, all of the fund’s financial instruments were classified as Level 2 in the fair value hierarchy.

T. ROWE PRICE Maryland Tax-Free Money Fund

NOTE 3 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-
end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of February 29, 2024, the fund had
$5,000 of available capital loss carryforwards.
At August 31, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was $99,400,000.
NOTE 4 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.19% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses

T. ROWE PRICE Maryland Tax-Free Money Fund

decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended August 31, 2024 as indicated
in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $718,000 remain subject to repayment by the fund at August 31, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
Price Associates may voluntarily waive all or a portion of its management fee and reimburse operating expenses to the extent necessary for the fund to maintain a zero or positive net yield (voluntary waiver). This voluntary waiver is in addition to the contractual expense limit in effect for the fund. Any
Investor
Class I Class
Expense limitation/I Class Limit 0.41% 0.05%
Expense limitation date 06/30/25 06/30/25
(Waived)/repaid during the period ($000s) $(34) $(102)

T. ROWE PRICE Maryland Tax-Free Money Fund

amounts waived/paid by Price Associates under this voluntary agreement are not subject to repayment by the fund. Price Associates may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended August 31, 2024, the fund had no voluntary waivers.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended August 31, 2024, expenses incurred pursuant to these service agreements were $56,000 for
Price Associates and $24,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended August 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 5 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events

T. ROWE PRICE Maryland Tax-Free Money Fund

may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Maryland Tax-Free Money Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance;
maintaining the fund’s records and registrations; and shareholder communications.
The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory
Contract.

T. ROWE PRICE Maryland Tax-Free Money Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted
that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective
January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Maryland Tax-Free Money Fund

The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price funds.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations. Assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many other T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price funds (including the fund). Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group) and (ii) actual management fees, nonmanagement
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Maryland Tax-Free Money Fund

expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the
Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses, although there were not sufficient funds in the Expense Group to rank in quintiles. The information provided to the Board indicated that the fund’s contractual management fee ranked first out of five funds (Expense Group), the fund’s actual management fee rate ranked first out of five funds (Expense Group) and in the first quintile (Expense Universe), and the fund’s total expenses ranked fifth out of five funds (Expense Group) and in the fifth quintile (Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Maryland Tax-Free Money Fund

mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F138-051 10/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	October 18, 2024